Analysis of changes in financing during the year (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of changes in financing during the year
Schedule of the analysis of changes in financing during the year

	Share capital, share premium,
	and paid-in equity			Subordinated liabilities			MRELs
	2022	2021	2020	2022	2021	2020	2022	2021	2020
	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January	16,519	18,239	17,246	8,429	9,962	9,979	23,423	20,873	19,249

Issue of paid-in equity	—	937	2,218	—	—	—	—	—	—
Issue of subordinated liabilities	—	—	—	648	1,634	1,631	—	—	—
Redemption of subordinated liabilities	—	—	—	(3,693)	(4,765)	(3,502)	—	—	—
Interest on subordinated liabilities	—	—	—	(374)	(321)	(510)	—	—	—
Issue of MRELs	—	—	—	—	—	—	3,721	3,383	1,309
Maturity and redemption of MRELs	—	—	—	—	—	—	(4,992)	—	(2)
Interest on MRELs	—	—	—	—	—	—	(703)	(647)	(671)
Net cash inflow/(outflow) from financing	—	937	2,218	(3,419)	(3,452)	(2,381)	(1,974)	2,736	636
Ordinary shares issued	—	87	52	—	—	—	—	—	—
Share cancellation	(929)	(698)	—	—	—	—	—	—	—
Effects of foreign exchange	—	—	—	597	(18)	(234)	1,889	(190)	(514)
Changes in fair value of subordinated liabilities and MRELs	—	—	—	(594)	(434)	133	(1,806)	(649)	829
Preference shares reclassified to subordinated liabilities	—	—	—	750	—	—	—	—	—
Paid in equity reclassified to subordinated liabilities	—	(2,046)	(1,277)	—	1,915	1,632		—	—
Loss on sale of subordinated liabilities and MRELs	—	—	—	161	145	324	—	—	—
Interest on subordinated liabilities and MRELs	—	—	—	370	311	509	733	653	673
Other adjustments	—	—	—	(34)	—	—	—	—	—
At 31 December	15,590	16,519	18,239	6,260	8,429	9,962	22,265	23,423	20,873